Fresh Start Accounting - Consolidated Balance Sheet (Parenthetical) (Detail) - USD ($) $ in Thousands					3 Months Ended			12 Months Ended
		Mar. 31, 2017	Mar. 21, 2017		Mar. 21, 2017		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fresh Start Adjustment [Line Items]
Total liabilities subject to compromise		$ 0
Fair value of equity issued in settlement of Senior Notes and certain general unsecured creditors			$ (948,944)		$ (948,944)
Total issuance costs on New Credit Facility	[1]	1,649
Long-term debt and capital leases, less current maturities		288,991	291,429		291,429
Cancellation of predecessor equity - par value			450		450
Cancellation of predecessor equity - paid in capital		948,613	948,613		948,613
Professional fees		620
Total reorganization items		620
Long-term debt and capital leases, classified as current		4,588	4,632		4,632
Predecessor
Fresh Start Adjustment [Line Items]
Senior Notes including interest			1,267,410		1,267,410			$ 1,267,410
Accounts payable and accrued liabilities			6,687		6,687			9,212
Accrued payroll and benefits payable			3,949		3,949			4,048
Revenue distribution payable			3,050		3,050			3,474
Total liabilities subject to compromise			1,281,096		1,281,096			1,284,144
Total issuance costs on New Credit Facility	[1]							2,303	$ 23,426
Origination of the New Term Loan, net of current portion								444,440	367,000
Long-term debt and capital leases, less current maturities								0
Cancellation of predecessor equity - par value			14		14
Cancellation of predecessor equity - paid in capital			425,425		425,425			425,231	431,307
Gain on settlement of liabilities subject to compromise					(372,093)
Fresh start accounting adjustments					(641,684)
Professional fees					18,790			15,484
Rejection of employment contracts					4,573
Write off unamortized issuance costs on Prior Credit Facility					1,687
Total reorganization items					(988,727)		$ 0	16,720	0	$ 0
Long-term debt and capital leases, classified as current			$ 468,814		468,814			$ 469,112	$ 1,583,701
Predecessor | Common Stock
Fresh Start Adjustment [Line Items]
Common stock shares issued			45,000,000
New Term Loan
Fresh Start Adjustment [Line Items]
New credit facility, opening balance		149,255	$ 149,250	[2]	149,250	[2]
New Revolver
Fresh Start Adjustment [Line Items]
Total issuance costs on New Credit Facility		1,649	1,125	[2]	1,125	[2]
New credit facility, opening balance		$ 120,000	120,000		120,000
Reorganization Adjustments
Fresh Start Adjustment [Line Items]
Cash proceeds from rights offering			50,031
Senior Notes including interest			1,267,410		1,267,410
Accounts payable and accrued liabilities			6,687		6,687
Accrued payroll and benefits payable			3,949		3,949
Payment in full to extinguish Prior Credit Facility			(444,440)		(444,440)
Revenue distribution payable			3,050		3,050
Payment of accrued interest on Prior Credit Facility			(2,095)
Total liabilities subject to compromise			1,281,096		1,281,096
Payment of previously accrued creditor-related professional fees			(6,954)
Amounts settled in cash, reinstated or otherwise reserved at emergence			(10,089)		(10,089)
Net cash used			(135,333)
Fair value of equity issued in settlement of Senior Notes and certain general unsecured creditors			(898,914)		(898,914)
Total issuance costs on New Credit Facility			2,410		2,410
Reclassification from current to noncurrent, based on scheduled repayment, of debt no longer in default			22,612		22,612
Long-term debt and capital leases, less current maturities			291,429		291,429
Cancellation of predecessor equity - par value			450		450
Cancellation of predecessor equity - paid in capital			948,613		948,613
Issuance of successor common stock in settlement of claims			898,914		898,914
Issuance of successor common stock under rights offering			50,031		50,031
Issuance of warrants			118		118
Net impact to common stock-par and additional paid in capital			523,624		523,624
Gain on settlement of liabilities subject to compromise			372,093
Cancellation of predecessor equity			425,438
Write off unamortized issuance costs on Prior Credit Facility			(1,687)		1,687
Net impact to retained earnings			795,844		795,844
Long-term debt and capital leases, classified as current			$ (464,182)		$ (464,182)
Reorganization Adjustments | Common Stock
Fresh Start Adjustment [Line Items]
Common stock shares issued			44,982,142
Warrants issued for purchase of common stock			140,023		140,023
Reorganization Adjustments | Predecessor
Fresh Start Adjustment [Line Items]
Cancellation of predecessor equity - par value			$ (14)		$ (14)
Cancellation of predecessor equity - paid in capital			(425,425)		(425,425)
Reorganization Adjustments | New Term Loan
Fresh Start Adjustment [Line Items]
Cash proceeds			150,000
Fees paid to lender			(750)
Total issuance costs on New Credit Facility			750		750
Establishment of New Term Loan - current portion			1,183		1,183
Reorganization Adjustments | New Revolver
Fresh Start Adjustment [Line Items]
Cash proceeds			120,000
Fees paid to lender			(1,125)
Total issuance costs on New Credit Facility			1,125		1,125
Reorganization Adjustments | New Credit Facility | New Term Loan
Fresh Start Adjustment [Line Items]
Origination of the New Term Loan, net of current portion			148,817		148,817
Reorganization Adjustments | New Credit Facility | New Revolver
Fresh Start Adjustment [Line Items]
New credit facility, opening balance			120,000		120,000
Reorganization Adjustments | New Credit Facility
Fresh Start Adjustment [Line Items]
Total issuance costs on New Credit Facility			$ 535		$ 535

[1]	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.
[2]	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.